UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-05724

Exact name of registrant as specified in charter:	Oppenheimer Global Strategic Income Fund
Address of principal executive offices:	6803 South Tucson Way
Centennial, CO 80112-3924

Name and address of agent for service:	Cynthia Lo Bessette,
Executive Vice President & General Counsel
OFI Global Asset Management, Inc.
225 Liberty Street
New York, NY 10281-1008

Registrant's telephone number, including area code:	303-768-3200

Date of fiscal year end:	9/30

Date of reporting period:	07/01/2015-06/30/2016

Item 1.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-05724
Reporting Period: 07/01/2015 - 06/30/2016
Oppenheimer Global Strategic Income Fund

=================== Oppenheimer Global Strategic Income Fund ===================

BANCO INVEX S.A.

Ticker:       IVZD           Security ID:  P13549DB6
Meeting Date: SEP 28, 2015   Meeting Type: Bondholder
Record Date:  SEP 18, 2015

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve to Hold Meeting Jointly with    For       For          Management
      Holders of Stock Exchange Certificates
      Identified with Symbol CREYB 06U
2     Receive Report from Banco Invex SA      For       For          Management
      Institucion de Banca Invex Grupo
      Financiero Fiduciario, in Its Role as
      Trustee on Current Status of Trust
      Assets and Other Activities to
      Preserve, Administer and Maintain the
      Same
3     Receive Report from ABC Capital SA      For       For          Management
      Institucion de Banca Multiple, in Its
      Role as Administrator on Current
      Status of Mortgage Loans And Assets
      That Make Up Equity of Trust
4     Designate Delegates to Formalize        For       For          Management
      Resolutions Approved at this Meeting

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KAISER ALUMINUM CORPORATION

Ticker:       KALU           Security ID:  483007704
Meeting Date: MAY 26, 2016   Meeting Type: Annual
Record Date:  APR 08, 2016

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Alfred E. Osborne, Jr.   For       For          Management
1.2   Elect Director Jack Quinn               For       For          Management
1.3   Elect Director Thomas M. Van Leeuwen    For       For          Management
2     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation
3     Approve Omnibus Stock Plan              For       For          Management
4     Amend Securities Transfer Restrictions  For       For          Management
5     Ratify NOL Rights Plan (NOL Pill)       For       For          Management
6     Ratify Deloitte & Touche LLP as         For       For          Management
      Auditors

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NORTEK, INC.

Ticker:       NTK            Security ID:  656559309
Meeting Date: MAY 03, 2016   Meeting Type: Annual
Record Date:  MAR 04, 2016

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Joseph A. Arcuri         For       For          Management
1.2   Elect Director John T. Coleman          For       For          Management
1.3   Elect Director J. David Smith           For       For          Management
2     Ratify Ernst & Young LLP as Auditors    For       For          Management
3     Amend Omnibus Stock Plan                For       Against      Management

========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Oppenheimer Global Strategic Income Fund

By:	Arthur P. Steinmetz*
Arthur P. Steinmetz,
Trustee, President and Principal Executive Officer

Date: August 26, 2016

*By:	/s/ Taylor V. Edwards
------------------------------------------
Taylor V. Edwards, Attorney in Fact